SUMMARY PROSPECTUS

Lord Abbett Stock Appreciation Fund

DECEMBER 1, 2010

CLASS/TICKER
CLASS A	LALCX	CLASS F	LALFX	CLASS R2	LALQX
CLASS B	LALBX	CLASS I	LALYX	CLASS R3	LALRX
CLASS C	LACGX	CLASS P	LLCPX

Before you invest, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund at www.lordabbett.com/documentsandliterature. You can also get this information at no cost by calling 888-522-2388 (Option #2) or by sending an email request to literature@lordabbett.com. The current prospectus and statement of additional information dated December 1, 2010, as may be supplemented from time to time, are incorporated by reference into this summary prospectus.

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital growth.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charges” on page 21 of the prospectus and “Purchases, Redemptions, Pricing and Payments to Dealers” of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Class	A	B	C	F, I, P, R2, and R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None(1)	5.00%	1.00%(2)	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	F	I	P	R2	R3
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.35%	1.00%	1.00%	0.10%	None	0.45%	0.60%	0.50%
Other Expenses	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%(3)	0.45%(3)	0.45%(3)
Total Annual Fund Operating Expenses	1.55%	2.20%	2.20%	1.30%	1.20%	1.65%	1.80%	1.70%
Management Fee Waiver and/or Expense Reimbursement(3)(4)	(0.10)%	(0.10)%	(0.10)%	(0.10)%	(0.10)%	(0.10)%	(0.10)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver(3)(4)	1.45%	2.10%	2.10%	1.20%	1.10%	1.55%	1.70%	1.60%

(1)

A CDSC of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

(2)	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
(3)	These amounts have been restated from fiscal year amounts to reflect current fees and expenses.
(4)

For the period December 1, 2010 through November 30, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee, and if necessary, reimburse the Fund’s other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.10%. This agreement may be terminated only upon approval of the Fund’s Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the contractual management fee waiver agreement between the Fund and Lord Abbett for the one-year period). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

SUMMARY – STOCK APPRECIATION FUND

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$714	$1,027	$1,362	$2,306	$714	$1,027	$1,362	$2,306
Class B Shares	$613	$979	$1,271	$2,362	$213	$679	$1,171	$2,362
Class C Shares	$213	$679	$1,171	$2,526	$213	$679	$1,171	$2,526
Class F Shares	$122	$402	$703	$1,559	$122	$402	$703	$1,559
Class I Shares	$112	$371	$650	$1,446	$112	$371	$650	$1,446
Class P Shares	$158	$511	$888	$1,946	$158	$511	$888	$1,946
Class R2 Shares	$173	$557	$966	$2,108	$173	$557	$966	$2,108
Class R3 Shares	$163	$526	$914	$2,000	$163	$526	$914	$2,000

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84.12% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund primarily invests in equity securities of large companies. The Fund seeks to invest in well-run companies with strong management. The Fund seeks to identify individual companies with expected earnings growth potential that may not be recognized by the market at large. The Fund attempts to identify large-capitalization companies with a growth rate above the growth rate of the U.S. economy. The Fund focuses on companies demonstrating the following attributes: successful strategy and execution; strong management leadership; and anticipated favorable earnings projections.

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of large companies. In selecting investments, the Fund may invest in U.S. and foreign (which may include emerging market) companies. Foreign companies may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts (“ADRs”). The Fund’s principal investments include the following types of securities and other financial instruments:

•

Equity securities usually include common stocks, but also may include preferred stocks, convertible securities, and equity interests in trusts, partnerships, and limited liability companies. The Fund also may invest in securities that are tied to the price of stock, including rights and convertible debt securities.

•	Large companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index.

SUMMARY – STOCK APPRECIATION FUND

•	Growth companies that the Fund believes exhibit growth rates above the growth rate of the U.S. economy.

At its discretion and consistent with the Fund’s investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the Fund’s investments and for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the Fund’s investment returns.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual stock prices also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Large Company Risk: The Fund invests primarily in equity securities of large companies, which may not rise in value as rapidly as small companies (or at all) during periods of economic growth and which can be slower to innovate than small companies.

•

Growth Investing Risk: The Fund uses a growth investing style, which may be out of favor or may not produce the best results over short or long time periods. In addition, growth stocks tend to be more volatile than slower-growing value stocks.

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may make the Fund more volatile, and counterparty risk, in which the counterparty fails to perform its obligations under the derivative contract.

SUMMARY – STOCK APPRECIATION FUND

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the Fund’s prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares(1)

(1)	The total return for the Fund’s Class A shares for the nine-month period from January 1, 2010 to September 30, 2010 was 3.50%.

Best Quarter 4th Q ’01 +18.75%	Worst Quarter 1st Q ’01 -25.57%

The table below shows how the average annual total returns of the Fund’s Class A, B, C, F, I, P, R2, and R3 shares compare to those of a broad-based securities market index. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for

SUMMARY – STOCK APPRECIATION FUND

Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2009)
Class	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A Shares
Before Taxes	22.09%	-0.76%	-7.71%	–
After Taxes on Distributions	22.09%	-0.76%	-7.71%	–
After Taxes on Distributions and Sale of Fund Shares	14.36%	-0.64%	-6.13%	–
Class B Shares	24.88%	-0.41%	-7.62%	–
Class C Shares	28.88%	-0.17%	-7.75%	–
Class F Shares	29.90%	–	–	-9.83%	09/28/2007
Class I Shares	30.17%	0.86%	-7.01%	–
Class P Shares	29.82%	0.47%	-7.09%	–
Class R2 Shares	30.15%	–	–	-9.75%	09/28/2007
Class R3 Shares	29.55%	–	–	-10.14%	09/28/2007
Index
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	37.21%	1.63%	-3.99%	-7.52%	09/28/2007

INVESTMENT ADVISER

The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Managers. The portfolio managers jointly and primarily responsible for the day-to-day management of the Fund are:

SUMMARY – STOCK APPRECIATION FUND

Portfolio Manager/Title	Member of the Portfolio Management Team Since
David J. Linsen, Partner and Director	2009
Paul J. Volovich, Partner and Director	2009

PURCHASE AND SALE OF FUND SHARES

Investment Minimums — Initial/Additional Investments(1)
Class(2)	A and C	F, P(3), R2, and R3	I
General	$1,000/No minimum	No minimum	$1 million minimum(4)
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	N/A	N/A
SIMPLE IRAs	No minimum	N/A	N/A
Invest-A-Matic	$250/$50	N/A	N/A

(1)Minimum initial and additional investment amounts vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described above.

(2)Class B shares no longer are available for purchase by new or existing investors and will be issued only in connection with (i) an exchange of Class B shares from another Lord Abbett Fund or (ii) a reinvestment of a dividend and/or capital gain distribution.

(3)Class P shares are closed to substantially all new investors.

(4)Applicable requirement for certain types of institutional investors.

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary. If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

TAX INFORMATION

The Fund’s distributions, if any, generally are taxable to you as ordinary income, capital gains or a combination of the two, and also may be subject to state and local taxes. Certain taxes on distributions may not apply to tax exempt investors or tax deferred accounts, such as a 401(k) plan or an IRA.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

SUMMARY – STOCK APPRECIATION FUND

SEC File Number: 811-09597

00071636	SAF-7SUM (12/10)